Note 16 - Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2018	2017	2016
Income taxes and other taxes paid	$143,916	$146,856	$149,295
Interest paid	$38,924	$16,465	$18,404